Application of New and Revised International Financial Reporting Standards As Issued By The International Accounting Standards Board - Schedule of Differences Between IFRS and IAS 18 Due to Adoption of IAS18 (Detail)
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares	Dec. 31, 2018 TWD ($)
Disclosure of initial application of standards or interpretations [line items]
Increase in inventories	$ (302,179)	$ (9,249,714)	$ (2,907,848)	$ 3,156,759
Decrease in non-controlling interests	386,156	11,820,227	246,440	3,063,623
Decrease in operating revenues	(12,123,242)	(371,092,421)	(290,441,208)	(274,884,107)
Decrease in operating costs	(10,125,102)	(309,929,371)	(237,708,937)	(221,696,922)
Increase in share of profit of associates and joint ventures	(15,689)	(480,244)	525,782	1,503,910
Decrease in income tax expense	147,448	4,513,369	6,523,603	5,390,844
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 868,071	$ 26,571,677	$ 19,859,127	$ 14,618,602
Decrease in basic earnings per share | (per share)	$ 0.20	$ 6.18	$ 5.59	$ 5.57
Decrease in diluted earnings per share | (per share)	$ 0.20	$ 6.07	$ 5.19	$ 4.66
IAS 18 [member]
Disclosure of initial application of standards or interpretations [line items]
Increase in inventories	$ 75,572	$ 2,313,269
Decrease in contract assets - current	(146,961)	(4,498,500)
Increase in trade receivables	35,066				$ 1,073,368
Decrease in investments accounted for using the equity method	(1,219)				(37,312)
Increase in deferred tax assets	862				26,389
Decrease in assets	(36,680)	(1,122,786)
Decrease in current tax liabilities	(1,536)				(47,028)
Decrease in deferred tax liabilities	(4,637)	(141,934)
Decrease in liabilities	(6,173)	(188,962)
Decrease in retained earnings	(30,490)	(933,310)
Decrease in non-controlling interests	(17)	(514)
Decrease in equity	(30,507)				$ (933,824)
Decrease in operating revenues	(15,523)	(475,155)
Decrease in operating costs	(3,331)	(101,964)
Increase in share of profit of associates and joint ventures	92	2,828
Decrease in income tax expense	(2,676)	(81,908)
Decrease in net profit and total comprehensive income for the year	(13,290)	(406,792)
Increase (decrease) in net profit and total comprehensive income attributable to: Owners of the Company	(13,442)	(411,461)
Non-controlling interests	152	4,669
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ (13,290)	$ (406,792)
IAS 18 [member] | New Taiwan Dollar [member]
Disclosure of initial application of standards or interpretations [line items]
Decrease in basic earnings per share		$ (0.10)
Decrease in diluted earnings per share		$ (0.10)
IAS 18 [member] | US Dollar [member]
Disclosure of initial application of standards or interpretations [line items]
Decrease in basic earnings per share	$ 0.00
Decrease in diluted earnings per share	$ 0.00